UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

QUARTERLY REPORT

May 31, 2011

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 1.5%
BE Aerospace, Inc. (a)	96,980	$3,628,992
Goodrich Corp.	109,830	9,587,061
Moog, Inc., “A” (a)	46,210	1,896,921

		$15,112,974

Airlines – 0.2%
United Continental Holdings, Inc. (a)	94,210	$2,275,172

Alcoholic Beverages – 0.2%
Tsingtao Brewery Co. Ltd.	302,000	$1,771,871

Apparel Manufacturers – 0.8%
Li & Fung Ltd. (a)	568,000	$1,262,003
Phillips-Van Heusen Corp.	105,690	6,972,369

		$8,234,372

Automotive – 0.4%
BorgWarner Transmission Systems, Inc. (a)	57,090	$4,139,596

Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc. (a)	269,360	$12,773,051
Dendreon Corp. (a)	127,620	5,409,812
Gen-Probe, Inc. (a)	94,920	7,763,507

		$25,946,370

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	194,180	$8,458,481
Interpublic Group of Cos., Inc.	633,570	7,558,490

		$16,016,971

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	146,510	$15,490,502
Evercore Partners, Inc.	59,900	2,216,899
GFI Group, Inc.	332,360	1,505,591
IntercontinentalExchange, Inc. (a)	58,520	7,060,438
Lazard Ltd.	135,390	5,273,441

		$31,546,871

Business Services – 5.1%
Cognizant Technology Solutions Corp., “A” (a)	147,690	$11,230,348
Concur Technologies, Inc. (a)	167,930	8,391,462
FleetCor Technologies, Inc. (a)	115,410	3,893,933
Gartner, Inc. (a)	208,560	8,140,097
MSCI, Inc., “A” (a)	169,850	6,415,235
Verisk Analytics, Inc., “A” (a)	336,130	11,445,227

		$49,516,302

Chemicals – 2.1%
Celanese Corp.	255,980	$13,333,998
Ecolab, Inc.	122,980	6,749,142

		$20,083,140

Computer Software – 8.2%
Ariba, Inc. (a)	63,390	$2,126,101
Autodesk, Inc. (a)	259,060	11,134,399
Autonomy Corp. PLC (a)	307,899	9,117,158
Check Point Software Technologies Ltd. (a)	278,330	15,285,884
Informatica Corp. (a)	24,280	1,424,265
Intuit, Inc. (a)	142,220	7,675,613
Parametric Technology Corp. (a)	487,500	11,353,875

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Red Hat, Inc. (a)	190,020	$8,284,872
SuccessFactors, Inc. (a)	164,670	5,774,977
VeriSign, Inc.	232,730	8,150,205

		$80,327,349

Computer Software - Systems – 2.8%
MICROS Systems, Inc. (a)	219,360	$11,200,522
NICE Systems Ltd., ADR (a)	156,540	5,572,824
Qlik Technologies, Inc. (a)	135,330	4,505,136
Verifone Systems, Inc. (a)	129,070	6,212,139

		$27,490,621

Construction – 3.3%
Beacon Roofing Supply, Inc. (a)	136,200	$2,984,142
NVR, Inc. (a)	7,980	5,953,080
Owens Corning (a)	225,370	8,609,134
Sherwin-Williams Co.	79,820	7,011,389
Stanley Black & Decker, Inc.	105,155	7,768,851

		$32,326,596

Consumer Products – 0.6%
Avon Products, Inc.	181,550	$5,393,851

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	263,200	$5,638,511
Priceline.com, Inc. (a)	10,990	5,661,938
Sotheby’s	123,590	5,259,990

		$16,560,439

Containers – 1.5%
Ball Corp.	251,660	$9,943,087
Graham Packaging Co., Inc. (a)	192,370	4,364,875

		$14,307,962

Electrical Equipment – 3.4%
AMETEK, Inc.	386,605	$16,813,451
Danaher Corp.	201,210	10,971,981
Mettler-Toledo International, Inc. (a)	32,310	5,407,725

		$33,193,157

Electronics – 4.0%
Advanced Micro Devices, Inc. (a)	455,654	$3,955,077
ARM Holdings PLC	411,123	3,894,913
First Solar, Inc. (a)(l)	15,870	1,971,848
Hittite Microwave Corp. (a)	79,574	5,046,583
JDS Uniphase Corp. (a)	121,870	2,460,555
Linear Technology Corp.	176,950	6,120,701
Microchip Technology, Inc.	227,360	8,987,541
NetLogic Microsystems, Inc. (a)	76,400	2,927,648
Teradyne, Inc. (a)	238,120	3,812,301

		$39,177,167

Energy - Independent – 3.5%
Concho Resources, Inc. (a)	79,620	$7,532,848
Denbury Resources, Inc. (a)	133,740	2,936,930
Newfield Exploration Co. (a)	211,370	15,766,088
Whiting Petroleum Corp. (a)	122,250	8,202,975

		$34,438,841

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.4%
QEP Resources, Inc.	101,120	$4,398,720

Engineering - Construction – 1.2%
Fluor Corp.	169,640	$11,693,285

Food & Beverages – 2.6%
Green Mountain Coffee Roasters, Inc. (a)	103,620	$8,535,179
Mead Johnson Nutrition Co., “A”	216,100	14,649,419
Want Want China Holdings Ltd.	1,829,000	1,752,017

		$24,936,615

Food & Drug Stores – 0.4%
Whole Foods Market, Inc.	61,450	$3,758,282

Gaming & Lodging – 1.2%
Pinnacle Entertainment, Inc. (a)	205,560	$2,986,787
Royal Caribbean Cruises Ltd. (a)	221,598	8,642,322

		$11,629,109

General Merchandise – 0.6%
Dollar General Corp. (a)	154,350	$5,413,055

Insurance – 0.6%
Allied World Assurance Co.	53,160	$3,222,559
Willis Group Holdings PLC	60,300	2,502,450

		$5,725,009

Internet – 2.4%
LinkedIn Corp., “A” (a)	63,180	$5,154,224
OpenTable, Inc. (a)	34,530	3,050,035
Shutterfly, Inc. (a)	129,170	7,830,285
WebMD Health Corp. (a)	158,170	7,541,546

		$23,576,090

Leisure & Toys – 0.8%
Hasbro, Inc.	161,340	$7,379,692

Machinery & Tools – 5.2%
Finning International, Inc. (l)	290,660	$8,622,148
Flowserve Corp.	96,440	11,691,421
Joy Global, Inc.	37,070	3,323,326
Kennametal, Inc.	109,160	4,555,247
Polypore International, Inc. (a)	105,300	6,902,415
Regal Beloit Corp.	41,190	2,842,110
United Rentals, Inc. (a)	99,810	2,728,805
WABCO Holdings, Inc. (a)	140,720	9,646,356

		$50,311,828

Medical & Health Technology & Services – 6.1%
Cerner Corp. (a)	86,020	$10,331,002
DaVita, Inc. (a)	113,890	9,572,455
Diagnosticos da America S.A.	489,800	6,953,903
Health Management Associates, Inc., “A” (a)	252,250	2,875,650
IDEXX Laboratories, Inc. (a)	101,150	7,962,528
LifePoint Hospitals, Inc. (a)	66,740	2,803,080
Medco Health Solutions, Inc. (a)	71,480	4,278,793
Patterson Cos., Inc.	232,990	8,057,959
Stericycle, Inc. (a)	75,240	6,703,132

		$59,538,502

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.3%
Cooper Cos., Inc.	82,760	$6,199,552
Edwards Lifesciences Corp. (a)	70,720	6,274,986
Pall Corp.	142,640	8,002,104
Sonova Holding AG	15,886	1,677,532

		$22,154,174

Metals & Mining – 0.8%
Teck Resources Ltd., “B”	143,600	$7,549,052

Network & Telecom – 3.0%
Acme Packet, Inc. (a)	63,870	$4,834,320
Ciena Corp. (a)	196,650	5,260,388
F5 Networks, Inc. (a)	38,660	4,391,003
Finisar Corp. (a)	111,730	2,683,755
Fortinet, Inc. (a)	61,850	2,999,107
Polycom, Inc. (a)	110,630	6,351,268
Trimble Navigation Ltd. (a)	72,890	3,184,564

		$29,704,405

Oil Services – 3.6%
Cameron International Corp. (a)	244,874	$11,670,695
Dresser-Rand Group, Inc. (a)	305,140	16,044,261
FMC Technologies, Inc. (a)	68,510	3,057,601
Lufkin Industries, Inc.	48,630	4,411,227

		$35,183,784

Other Banks & Diversified Financials – 2.1%
BankUnited, Inc.	77,560	$2,199,602
MasterCard, Inc., “A”	37,120	10,655,296
Wintrust Financial Corp.	66,750	2,167,373
Zions Bancorporation	227,430	5,419,657

		$20,441,928

Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	2,252,400	$5,801,518

Pollution Control – 0.7%
Waste Connections, Inc.	213,125	$6,700,650

Printing & Publishing – 1.4%
Lamar Advertising Co., “A” (a)	152,170	$4,419,017
Moody’s Corp.	238,260	9,508,957

		$13,927,974

Railroad & Shipping – 0.9%
Kansas City Southern Co. (a)	145,530	$8,570,262

Real Estate – 1.0%
Jones Lang LaSalle, Inc.	99,210	$9,638,252

Restaurants – 0.7%
P.F. Chang’s China Bistro, Inc.	178,270	$7,200,325

Specialty Chemicals – 1.3%
Airgas, Inc.	120,150	$8,299,962
Rockwood Holdings, Inc. (a)	79,050	4,157,240

		$12,457,202

Specialty Stores – 5.9%
Abercrombie & Fitch Co., “A”	169,050	$12,808,919
Dick’s Sporting Goods, Inc. (a)	245,950	9,774,053

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
PetSmart, Inc.	48,380	$2,191,614
Ross Stores, Inc.	150,520	12,336,619
Tiffany & Co.	132,690	10,039,325
Tractor Supply Co.	70,080	4,426,253
Urban Outfitters, Inc. (a)	183,970	5,603,726

		$57,180,509

Telecommunications - Wireless – 0.2%
NII Holdings, Inc. (a)	48,920	$2,135,847

Telephone Services – 1.8%
American Tower Corp., “A” (a)	308,530	$17,117,244

Trucking – 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	34,670	$2,194,264
Expeditors International of Washington, Inc.	182,100	9,618,522
Landstar System, Inc.	227,390	10,760,095

		$22,572,881

Utilities - Electric Power – 0.4%
CMS Energy Corp.	181,330	$3,615,713

Total Common Stocks		$948,171,529

Collateral for Securities Loaned – 0.8%
Goldman Sachs, Repurchase Agreement, 0.11%, dated 5/31/11, due 6/1/11, total to be received $8,126,675 (secured by U.S. Treasury and Federal Agency obligations valued at $8,289,191 in an individually traded account)	$8,126,650	$8,126,650

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	26,698,784	$26,698,784

Total Investments		$982,996,963

Other Assets, Less Liabilities – (0.9)%		(8,834,512)

Net Assets – 100.0%		$974,162,451

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$873,272,195	$—	$—	$873,272,195
Israel	20,858,708	—	—	20,858,708
Canada	16,171,200	—	—	16,171,200
United Kingdom	—	13,012,072	—	13,012,072
Brazil	12,592,413	—	—	12,592,413
Mexico	5,801,518	—	—	5,801,518
China	1,752,017	1,771,871	—	3,523,888
Switzerland	—	1,677,532	—	1,677,532
Hong Kong	1,262,003	—	—	1,262,003
Short Term Securities	—	8,126,650	—	8,126,650
Mutual Funds	26,698,784	—	—	26,698,784

Total Investments	$958,408,838	$24,588,125	$—	$982,996,963

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$766,628,936

Gross unrealized appreciation	$224,759,038
Gross unrealized depreciation	(8,391,011)

Net unrealized appreciation (depreciation)	$216,368,027

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,789,387	165,012,786	(167,103,389)	26,698,784

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,981	$26,698,784

MFS® Government Money Market Fund

QUARTERLY REPORT

May 31, 2011

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 61.9%
Fannie Mae, 0.12%, due 6/08/11	$371,000	$370,991
Fannie Mae, 0.07%, due 6/20/11	540,000	539,980
Fannie Mae, 0.2%, due 6/20/11	200,000	199,979
Fannie Mae, 0.17%, due 7/01/11	285,000	284,960
Fannie Mae, 0.07%, due 7/11/11	575,000	574,955
Fannie Mae, 0.2%, due 7/11/11	250,000	249,944
Fannie Mae, 0.07%, due 7/27/11	520,000	519,943
Fannie Mae, 0.24%, due 8/01/11	650,000	649,736
Fannie Mae, 0.09%, due 10/17/11	515,000	514,822
Fannie Mae, 0.12%, due 2/03/12	500,000	499,588
Federal Home Loan Bank, 0.11%, due 6/01/11	500,000	500,000
Federal Home Loan Bank, 0.23%, due 6/01/11	650,000	650,000
Federal Home Loan Bank, 0.12%, due 6/15/11	555,000	554,974
Federal Home Loan Bank, 0.09%, due 9/12/11	500,000	499,871
Freddie Mac, 0.21%, due 6/21/11	630,000	629,927
Freddie Mac, 0.21%, due 7/26/11	595,000	594,809
Freddie Mac, 0.085%, due 8/01/11	520,000	519,925
Freddie Mac, 0.24%, due 8/16/11	240,000	239,878
Freddie Mac, 0.11%, due 8/17/11	600,000	599,859
Freddie Mac, 0.15%, due 8/29/11	611,000	610,773
Freddie Mac, 0.16%, due 9/06/11	560,000	559,759
Freddie Mac, 0.13%, due 2/08/12	200,000	199,820

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$10,564,493

Repurchase Agreements – 38.3%
Bank of America Corp., 0.1%, dated 5/31/11, due 6/01/11, total to be received $3,128,009 (secured by U.S. Treasury and Federal Agency obligations valued at $3,190,591 in a jointly traded account)	$3,128,000	$3,128,000

Goldman Sachs, 0.11%, dated 5/31/11, due 6/01/11, total to be received $3,418,010 (secured by U.S. Treasury and Federal Agency obligations valued at $3,486,360 in a jointly traded account)	3,418,000	3,418,000

Total Repurchase Agreements, at Cost and Value		$6,546,000

Total Investments, at Amortized Cost and Value		$17,110,493

Other Assets, Less Liabilities – (0.2)%		(36,781)

Net Assets – 100.0%		$17,073,712

(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $17,110,493.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$17,110,493	$—	$17,110,493

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS® Money Market Fund

QUARTERLY REPORT

May 31, 2011

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.2%
Major Banks – 5.2%
Abbey National North America LLC, 0.25%, due 7/12/11	$4,600,000	$4,600,000
Abbey National North America LLC, 0.25%, due 7/19/11	7,902,000	7,902,000
BNP Paribas/New York Branch, 0.52%, due 8/22/11	4,780,000	4,780,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	4,220,000	4,220,000

Total Certificates of Deposit, at Cost and Value		$21,502,000

Commercial Paper (y) – 55.4%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.17%, due 7/11/11	$2,221,000	$2,220,580
Toyota Motor Credit Corp., 0.17%, due 7/15/11	10,350,000	10,347,850

		$12,568,430

Consumer Products – 0.9%
Proctor & Gamble Co., 0.19%, due 6/02/11 (t)	$3,642,000	$3,641,981

Financial Institutions – 2.0%
General Electric Capital Corp., 0.11%, due 6/24/11	$8,334,000	$8,333,414

Food & Beverages – 4.2%
Coca-Cola Co., 0.2%, due 10/03/11 (t)	$12,666,000	$12,657,275
Nestle Capital Corp., 0.12%, due 7/26/11 (t)	4,795,000	4,794,121

		$17,451,396

Major Banks – 23.3%
ANZ National (International) Ltd., 0.2%, due 7/19/11 (t)	$12,821,000	$12,817,581
Bank of America Corp., 0.18%, due 8/29/11	12,449,000	12,443,460
Barclays U.S. Funding Corp., 0.1%, due 6/01/11	176,000	176,000
BNP Paribas Finance, Inc., 0.4%, due 9/12/11	7,990,000	7,980,856
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	12,550,000	12,535,533
HSBC USA, Inc., 0.19%, due 7/15/11	12,800,000	12,797,028
JPMorgan Chase & Co., 0.15%, due 8/15/11	12,549,000	12,545,078
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/26/11 (t)	10,260,000	10,257,335
Toronto Dominion Holdings (USA), Inc., 0.23%, due 6/23/11 (t)	2,418,000	2,417,660
Westpac Banking Corp., 0.16%, due 7/29/11 (t)	12,500,000	12,496,778

		$96,467,309

Medical Equipment – 3.0%
Merck & Co., Inc., 0.1%, due 6/15/11 (t)	$6,777,000	$6,776,736
Merck & Co., Inc., 0.11%, due 6/15/11 (t)	5,735,000	5,734,755

		$12,511,491

Other Banks & Diversified Financials – 9.2%
Bank of Nova Scotia, 0.175%, due 8/16/11	$2,050,000	$2,049,243
Bank of Nova Scotia, 0.195%, due 7/19/11	10,520,000	10,517,265
Citigroup Funding, Inc., 0.22%, due 7/14/11	5,920,000	5,918,444
Citigroup Funding, Inc., 0.22%, due 7/19/11	6,902,000	6,899,975
Rabobank USA Financial Corp., 0.19%, due 9/12/11	12,520,000	12,513,194

		$37,898,121

Pharmaceuticals – 7.6%
Abbott Laboratories, 0.11%, due 6/29/11 (t)	$2,052,000	$2,051,824
Abbott Laboratories, 0.11%, due 7/06/11 (t)	5,680,000	5,679,393
Abbott Laboratories, 0.18%, due 6/21/11 (t)	4,775,000	4,774,523
Novartis Finance Corp., 0.18%, due 8/12/11 (t)	10,685,000	10,681,153
Sanofi-Aventis, 0.28%, due 7/13/11 (t)	8,385,000	8,382,261

		$31,569,154

Retailers – 2.2%
Wal-Mart Stores, Inc., 0.08%, due 6/09/11 (t)	$9,200,000	$9,199,836

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Total Commercial Paper, at Amortized Cost and Value		$229,641,132

U.S. Government Agencies and Equivalents (y) – 21.0%
Fannie Mae, 0.07%, due 6/20/11	$540,000	$539,980
Fannie Mae, 0.16%, due 9/01/11	7,650,000	7,646,872
Federal Home Loan Bank, 0.23%, due 6/01/11	14,300,000	14,300,000
Federal Home Loan Bank, 0.2%, due 6/03/11	5,135,000	5,134,943
Federal Home Loan Bank, 0.12%, due 6/15/11	7,990,000	7,989,628
Freddie Mac, 0.11%, due 6/06/11	13,000,000	12,999,801
Freddie Mac, 0.2%, due 7/06/11	9,975,000	9,973,060
Freddie Mac, 0.085%, due 8/01/11	9,127,000	9,125,685
Freddie Mac, 0.24%, due 8/16/11	6,000,000	5,996,960
Freddie Mac, 0.16%, due 9/06/11	13,180,000	13,174,318

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$86,881,247

Floating Rate Demand Notes – 4.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.08%, due 6/01/11	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.08%, due 6/01/11	8,400,000	8,400,000

Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements – 14.6%
Bank of America Corp., 0.1%, dated 5/31/11, due 6/01/11, total to be received $19,088,053 (secured by U.S. Treasury and Federal Agency obligations valued at $19,469,947 in a jointly traded account)	$19,088,000	$19,088,000

Goldman Sachs, 0.11%, dated 5/31/11, due 6/01/11, total to be received $41,479,127 (secured by U.S. Treasury and Federal Agency obligations valued at $42,308,581 in a jointly traded account)	41,479,000	41,479,000

Total Repurchase Agreements, at Cost and Value		$60,567,000

Total Investments, at Amortized Cost and Value		$415,691,379

Other Assets, Less Liabilities – (0.3)%		(1,256,163)

Net Assets – 100.0%		$414,435,216

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $415,691,379.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$415,691,379	$—	$415,691,379

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.